Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Contribution Plan [abstract]
Retirement benefit costs	$ 33.8	$ 35.0	$ 32.9